Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

On July 1, 2016, the Company and Lincoln Park entered into the Lincoln Park Termination Agreement, terminating the Purchase Agreement and a separate registration rights agreement effective July 1, 2016, as more fully set forth in the Termination Agreement. Under the Lincoln Park Termination Agreement, certain provisions of the Purchase Agreement survive the termination of the Purchase Agreement for a limited period, including certain covenants in the Purchase Agreement prohibiting the Company from entering into certain non-exempt variable rate transactions (the “Variable Rate Covenants”). Lincoln Park has also waived the application of the Variable Rate Covenants to certain previous issuances of securities by the Company. The Company and Lincoln Park have also agreed to mutually release each other from any and all claims under the Transaction Documents, except for certain surviving obligations set forth in the Termination Agreement. The Company agreed to issue to Lincoln Park warrants to purchase up to 100,000 shares of the Company’s common stock, which warrants are immediately exercisable at an exercise price of $6.00 per share for five years from July 1, 2016.

On July 7, 2016, the Company entered into an amendment #3 to borrowing agreement with Mr. Hanson in connection with a revolving line of credit note entered into by the parties on May 7, 2014 (as subsequently amended). Pursuant to that amendment, which is effective as of June 30, 2016, the parties agreed that the Company make interest-only payments on January 31, 2017 and not on June 30, September 30 and December 31, 2016 as previously agreed upon by the parties.

On July 7, 2016, the Company entered into an addendum #4 to commitment letter with Mr. Hanson in connection with a commitment letter entered into by the parties on July 30, 2014 (as subsequently amended). Pursuant to that addendum, which is effective as of June 30, 2016, the parties extended the payment date of the interest-only payments that were or will be due and payable on June 30, September 30 and December 31, 2016 to January 31, 2017.

On July 13, 2016, the Subsidiary entered into an addendum #1 to demand promissory note with Mr. Hanson in connection with a demand promissory note issued by the Subsidiary to Mr. Hanson on December 22, 2015. Pursuant to that addendum, which is effective as of June 30, 2016, the parties extended the maturity date under the demand promissory note from June 30, 2016 to January 31, 2017.

On July 13, 2016 (the “Davis Issuance Date”), the Company issued to Mr. Davis a convertible promissory note in the principal amount of $360,000 and a warrant to purchase up to 20,000 shares of the Company’s common stock, subject to adjustments, in exchange for an aggregate purchase price of $300,000, payable by Mr. Davis within three business days after the issuance of the note. The warrant has an exercise price of $6.00 per share, subject to adjustments, and is exercisable for a five year period. The note does not bear any interest, other than during an event of default (in which case default interest at a rate of 24% per annum is applicable). The note is due and payable six months after the Davis Issuance Date. In addition to the Company providing three days advance written notice to an investor prior to repayment, under the terms of the note upon repayment of the note (including on the maturity date) the Company is obligated to pay a 20% premium on the principal amount and any accrued default interest then due on the note, which in the aggregate is equal to 120% of the principal amount and any accrued default interest then due on the note. The holder cannot convert the note during such three day advance notice period prior to repayment unless an event of default has occurred under the note and at least six months and three days have elapsed since the issuance date of the note. Under the terms of the note, among other events, an event of default will occur if the Company fails to repay the note in its entirety at 120% of the principal amount and any then accrued default interest with the proceeds received from the Company’s next underwritten offering of $5,000,000 or more that is completed on or after the Issuance Date. If an event of default occurs under the note and to the extent the Company has a three calendar day cure period for such event of default under the note, the Company fails to cure such default within three days, at the holder’s election, the note shall accelerate and become immediately due and payable in full in cash at the mandatory default amount, which is equal to 120% multiplied by the total amount outstanding under the note, and thereafter interest on the note shall accrue at the lesser of 24% per annum and the maximum rate permitted under applicable law. If an event of default occurs under the note, the holder may elect to convert the note into shares of common stock at any time following six months and three days after the Issuance Date, and the conversion price per share is equal to 60% of the lowest volume weighted average price of the Company’s common stock during the 21 consecutive trading days immediately preceding the conversion date. The convertible note and the warrant were issued to Mr. Davis in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act.

On July 14, 2016 (the “Hanson Issuance Date”), the Company issued to Mr. Hanson a convertible promissory note in the principal amount of $240,000 and a warrant to purchase up to 13,334 shares of the Company’s common stock, subject to adjustments, in exchange for an aggregate purchase price of $200,000, payable by Mr. Hanson within three business days after the issuance of the note. The warrant has an exercise price of $6.00 per share, subject to adjustments, and is exercisable for a five year period. The note does not bear any interest, other than during an event of default (in which case default interest at a rate of 24% per annum is applicable). The note is due and payable six months after July 14, 2016. In addition to the Company providing three days advance written notice to an investor prior to repayment, under the terms of the note upon repayment of the note (including on the maturity date) the Company is obligated to pay a 20% premium on the principal amount and any accrued default interest then due on the note, which in the aggregate is equal to 120% of the principal amount and any accrued default interest then due on the note. The holder cannot convert the note during such three day advance notice period prior to repayment unless an event of default has occurred under the note and at least six months and three days have elapsed since the issuance date of the note. Under the terms of the note, among other events, an event of default will occur if the Company fails to repay the note in its entirety at 120% of the principal amount and any then accrued default interest with the proceeds received from the Company’s next underwritten offering of $5,000,000 or more that is completed on or after the Hanson Issuance Date. If an event of default occurs under the note and to the extent the Company has a three calendar day cure period for such event of default under the note, the Company fails to cure such default within three days, at the holder’s election, the note shall accelerate and become immediately due and payable in full in cash at the mandatory default amount, which is equal to 120% multiplied by the total amount outstanding under the note, and thereafter interest on the note shall accrue at the lesser of 24% per annum and the maximum rate permitted under applicable law. If an event of default occurs under the note, the holder may elect to convert the note into shares of common stock at any time following six months and three days after the Hanson Issuance Date and the conversion price per share is equal to 60% of the lowest volume weighted average price of the Company’s common stock during the 21 consecutive trading days immediately preceding the conversion date. The convertible note and the warrant were issued to Mr. Hanson in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act.

On July 21, 2016, the Company filed a registration statement on Form S-1 (File No. 333-212610) in which it proposes to offer to the public shares of its common stock, $0.0001 par value per share, at a proposed maximum of $20.0 million in shares.

On July 27, 2016, the Company completed a one-for-fifteen (1:15) reverse stock split.

On August 11, 2016, the Company entered into a securities purchase agreement with Columbus Capital Partners L.P. and Columbus Capital QP Partners, L.P. pursuant to which the Company issued to Columbus Capital convertible notes, due August 2017, in an aggregate principal amount of $526,315 and warrants to purchase 85,348 shares of the Company’s common stock, subject to adjustments, in exchange for an aggregate purchase price of $500,000 paid in cash. The notes and the warrants were issued in reliance on the exemption from registration provided by the Securities Act and Rule 506 of Regulation D thereunder. The notes are unsecured, do not bear any interest and are payable in full on August 11, 2017. Columbus Capital may elect to convert the principal amount of the notes into shares of the Company’s common stock at any time before August 11, 2017 at a conversion price per share equal to the lower of $5.55 and 80% of the per share sale price of the Company’s common stock in the Company’s next underwritten public offering. The Company has the right to require Columbus Capital to convert the notes into shares of the Company’s common stock at that conversion price if the Company’s common stock is listed on the Nasdaq Capital Market, the Nasdaq Global Market or the Nasdaq Global Select Market. The warrants issued to Columbus Capital have an exercise price of $5.55 per share, subject to adjustments, and are exercisable for a five year period. In addition, under the securities purchase agreement with Columbus Capital, the Company is required to file with the Securities and Exchange Commission a registration statement covering the resale of the shares of the Company’s common stock issuable under the notes and the warrants within 21 days following the consummation of the Company’s next underwritten public offering or 90 days following the date on which the Company’s current financing plan is terminated. If the Company fails to file a registration statement in a timely manner it will be required to issue to Columbus Capital additional warrants to purchase shares of the Company’s common stock.

On August 12, 2016, the Company entered into a securities purchase agreement Messrs. Hanson and Davis, pursuant to which the Company issued to each of Messrs. Hanson and Davis a convertible note, due August 2017, in a principal amount of $263,158 and a warrant to purchase 42,674 shares of the Company’s common stock, subject to adjustments, in exchange for a purchase price of $250,000 paid in cash by each such director. The notes and the warrants were issued to Messrs. Hanson and Davis in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D thereunder. The notes are unsecured, do not bear any interest and are payable in full on August 12, 2017. Each of Messrs. Hanson and Davis may elect to convert the principal amount of the note issued to him into shares of the Company’s common stock at any time before August 12, 2017 at a conversion price per share equal to the lower of $5.55 and 80% of the per share sale price of the Company’s common stock in the Company’s next underwritten public offering. The Company has the right to require each of Messrs. Hanson and Davis to convert the notes into shares of the Company’s common stock at that conversion price if the Company’s common stock is listed on the Nasdaq Capital Market, the Nasdaq Global Market or the Nasdaq Global Select Market. The warrants issued to Messrs. Hanson and Davis have an exercise price of $5.55 per share, subject to adjustments, and are exercisable for a five year period.

16. Subsequent Events

Addendum to Financing Commitment Letter and Revolving Line of Credit Note

In February 2016, the Company entered into an addendum to the financing commitment letter dated July 30, 2014 to extend the maturity date to January 31, 2017 and maintain the interest rate at 10%. Cachet also agreed to make interest only payments on June 30, September 30 and December 31, 2016. The interest only payments are for interest accrued on the principal balance from February 1, 2016 to the date of payment. The outstanding principal ($598,000) and accrued interest balance is due in full on January 31, 2017. In addition, the Company entered into an addendum to the line of credit agreement dated as of May 7, 2014 with Mr. Hanson, where Mr. Hanson agreed to extend the maturity date for the repayment of principal outstanding of $1,000,000 from January 31, 2016 to January 31, 2017. Cachet also agreed to make interest only payments on June 30, September 30 and December 31, 2016. The interest only payments are for interest accrued on the principal balance from February 1, 2016 to the date of payment. The outstanding principal and accrued interest balance is due in full on January 31, 2017.

Financial Service Agreements

In January 2016, the Company entered into an agreement with an independent contractor to provide investor relations, capital raising services and other consulting duties. The agreement requires annual compensation for services of $100,000 as well as discretionary bonuses paid in cash or stock based on the consultant’s ability to complete particular projects for the Company. The term of this agreement is for 12 months from January 1, 2016. The agreement is cancelable by either party with a 30-day notice.

Demand Promissory Notes

In February 2016, the Company entered into a thirty-day note payable with James L. Davis for $150,000 and Michael J. Hanson for $75,000. Under the note agreements, in lieu of interest, the Company agreed to issue five-year cashless warrants to purchase 16,667 and 8,334 shares of common stock at $4.94 per share to Messrs. Davis and Hanson, respectively. Additionally, for each 30 days the principal amount is outstanding, the Company will issue the note holders an additional 16,667 and 8,334 warrants, respectively, with the same terms as described above. On March 29, 2016, both notes were amended to change the due dates of the principal amounts owed to January 11 and January 31, 2017, under Messrs. Hanson’s and Davis’ notes, respectively. Messrs. Davis and Hanson will continue to earn the warrants on a 30-day basis until the principal is repaid.

March 2016 Offering

From February 25, 2016 through the date hereof, the Company sold 245,226 shares of common stock in a private placement to accredited investors at a price of $5.55 per share together with five-year warrants to purchase 122,613 shares of common stock with an exercise price of $6.90 per share. The aggregate gross proceeds were $1,361,000.

Under the terms of the offering, for a period of 18 months, if the Company sells common stock or common stock equivalents at a per share purchase, exercise or conversion price (the “Adjusted Purchase Price”) less than $5.55 for a share of common stock, then the Company will issue additional shares of common stock to each purchaser in the offering. The amount of additional common stock so issued to each purchaser shall be equal to such purchasers (i) subscription amount divided by the Adjusted Purchase Price less (ii) all shares of common stock previously issued to such purchaser under this private placement. No additional warrants will be issued. The Adjusted Purchase Price shall not be less than $4.50 per share of common stock. Amounts and shares issued under the private placement shall be appropriately adjusted for combinations and subdivisions of the common stock.

In addition, if the Company, at any time during the first 18 months of the exercise period of the warrants and prior to the issuance of all of the shares under the warrants, shall issue any common stock or common stock equivalents entitling any person to acquire shares of common stock (other than certain exempt issuances) at an effective price per share less than the then-current exercise price (any such issuance being referred to as a “Dilutive Issuance”), then the exercise price shall be adjusted to match the lowest price per share at which such common stock was issued or may be acquired pursuant to such common stock equivalents in the Dilutive Issuance. The exercise price shall not be reduced below $5.63 per share (other than as may be adjusted for subdivisions, stock splits, stock dividends and combinations of our common stock).

Warrant Activity

The Company completed sales of shares of its common stock, pursuant to warrant exercises notices, for total proceeds of approximately $807,000 subsequent to year end 2015. As consideration for the 163,545 warrants being exercised on a cash basis, the Company agreed to issue five-year replacement warrants to purchase a total of 159,900 shares of its common stock with an exercise price of $4.94 per share.

Capital Structure Change

On June 2, 2016, the board of directors of the Company (the “Board of Directors”) adopted resolutions approving and recommending to the Company’s shareholders to approve a proposal to amend the Company’s Amended and Restated Certificate of Incorporation to effect a reverse split of outstanding shares of common stock of the Company within a range of one share of common stock for every five shares of common stock (1:5) to one share of common stock for every twenty-five shares of common stock (1:25) (the “Reverse Stock Split”), with the exact Reverse Stock Split ratio to be set within this range as determined by the Board of Directors in its sole discretion. The Reverse Stock Split was approved by the Company’s stockholders in June 2016. On July 13, 2016, the Board of Directors fixed the Reverse Stock Split ratio at 1:15. On July 25, 2016, the Company filed a Certificate of Amendment of Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the Reverse Stock Split. The Reverse Stock Split became effective on July 27, 2016. As a result of the Reverse Stock Split, the Company’s historical financial statements have been revised to reflect share counts and per share data as if the Reverse Stock Split had been in effect for all periods presented.